Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We have established processes designed to ensure that the timing of any option grants and other awards to executive officers is not influenced by material nonpublic information (“MNPI”), and grants are generally made on a predetermined schedule, usually in February of each year, regardless of any upcoming announcements or events that could impact our share price.
Award Timing Method	The Compensation Committee carefully reviews any potential MNPI before granting options and may delay a grant if necessary to avoid any appearance of impropriety related to the timing of the award.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We have established processes designed to ensure that the timing of any option grants and other awards to executive officers is not influenced by material nonpublic information (“MNPI”), and grants are generally made on a predetermined schedule, usually in February of each year, regardless of any upcoming announcements or events that could impact our share price. The Compensation Committee carefully reviews any potential MNPI before granting options and may delay a grant if necessary to avoid any appearance of impropriety related to the timing of the award.

MNPI Disclosure Timed for Compensation Value	false